Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Note 11 - Commitments and contingencies

Note 11 - Commitments and contingencies

Lease commitment

The Company has entered into a lease agreement for office with a lease period ranging from January 10, 2019 to January 9, 2022. Total commitment for the full term of the lease will be $199,085. After the adoption of ASC842, $67,330 and $121,777 of operating lease right-of-use asset and $67,330 and $121,777 of operating lease liabilities were reflected on the December 31, 2020 and 2019 financial statements. During the year ended December 31, 2021, due to the negative impact of the COVID-19 condition, the Company and the landlord mutually terminated the lease agreement and derecognized the lease right of use asset and lease liability without any gain or loss. For the year ended December 31, 2021, the Company recorded rental expense of $71,629.

Year Ended December 31, 2020
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statement of operations)	$66,969

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2020	$66,969
Remaining lease term - operating leases (in years)	2.0
Average discount rate - operating leases	8%
The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Right-of-use assets	$67,330
Total operating lease assets	$67,330
Short-term operating lease liabilities	$67,330
Long-term operating lease liabilities	$-
Total operating lease liabilities	$67,330
Year Ended December 31, 2019
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statement of operations)	$66,875

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2019	$57,712
Remaining lease term - operating leases (in years)	2.0
Average discount rate - operating leases	8%
The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Right-of-use assets	$121,777
Total operating lease assets	$121,777
Short-term operating lease liabilities	$58,630
Long-term operating lease liabilities	$63,147
Total operating lease liabilities	$121,777

Maturities of the Company’s lease liabilities are as follows:

Operating
Years ending December 31, 2021	Lease
2022	$-
Total lease payments	-
Less: Imputed interest/present value discount	-
Present value of lease liabilities	$-

Contingencies

The Company is currently not a party to any material legal proceedings, investigation or claims. However, the Company, from time to time, may be involved in legal matters arising in the ordinary course of its business. While management believes that such matters are currently not material, there can be no assurance that matters arising in the ordinary course of business for which the Company is or could become involved in litigation, will not have a material adverse effect on its business, financial condition, or results of operations.